Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

7.     Intangible assets

The following table presents the Group's intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2019	December 31, 2020
	RMB	RMB
Customer relationships	—	3,300
Trade names	—	4,822
Technologies	—	17,833
Total Intangible assets	—	25,955
Less: accumulated amortization - Customer relationships	—	(1,100)
accumulated amortization – Trade names	—	(487)
accumulated amortization - Technologies	—	(2,547)
Intangible assets, net	—	21,821

The Company acquired Longye on January 13, 2020 and identified the intangible assets of customer relationships, trade names and technologies (Note 24). The intangible assets are amortized using straight-line method, which is the Group's best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from approximately 3 to 10 years. Amortization expense was nil,  nil and RMB4.1 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2021: RMB4.1 million, 2022: RMB4.1 million, 2023: RMB3.0 million, 2024: RMB3.0 million and 2025: RMB3.0 million.